Financial instruments	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of financial instruments [text block]
22.	Financial instruments

As part of the Business Combination, Predecessor shareholders were granted a total of 38,330,000 Ordinary Shares subject to certain vesting conditions (“Predecessor Earn Out Shares”). One half of the Predecessor Earn Out Shares will vest if, at any time during the five years following the closing of the Business Combination, the Alvotech ordinary share price is at or above a volume weighted average price (“VWAP”) of $15.00 per share for any ten trading days within any twenty-trading day period, with the other half vesting at a VWAP of $20.00 per share for any ten trading days within any twenty-trading day period. The Predecessor Earn Out Shares are accounted for as derivative financial liabilities in accordance with IAS 32 and will be subject to ongoing mark-to- market adjustments through the statement of profit or loss and other comprehensive income or loss. The Predecessor Earn Out Shares had a fair value of $176.7 million as of 30 June 2023 and $276.2 million as of 31 December 2022.

Former OACB shareholders were granted a total of 1,250,000 Ordinary Shares subject to certain vesting conditions (“OACB Earn Out Shares”). One half of the OACB Earn Out Shares will vest if, at any time during the five years following the closing of the Business Combination, the Alvotech ordinary share price is at or above a VWAP of $12.50 per share for any ten trading days within any twenty-trading day period, with the other half vesting at a VWAP of $15.00 per share. On 17 February 2023, the first half of OACB Earn Out Shares vested resulting in the issuance of 625,000 ordinary shares by the Company. The OACB Earn Out Shares are accounted for as derivative financial liabilities in accordance with IAS 32 and will be subject to ongoing mark-to-market adjustments through the statement of profit or loss. The difference between the fair value of the equity issued and the carrying value of the derivative financial liabilities was recognized in the consolidated statement of profit or loss and other comprehensive income or loss. The OACB Earn Out Shares had a fair value of $3.3 million as of 30 June 2023 and $10.5 million as of 31 December 2022.

Additionally, as part of the Business Combination the Company assumed the 10,916,647 outstanding OACB warrants, on substantially the same contractual terms and conditions as were in effect immediately prior to the Business Combination. Each warrant entitles the holder to purchase one Alvotech ordinary share. From January through March 2023, holders of the OACB warrants exercised their warrant rights for an exercise price of $11.50 for the rights to one ordinary share per warrant. The exercises resulted in the issuance of 551,261 ordinary shares and cash proceeds of approximately $6.3 million. The OACB warrants are accounted for as derivative financial liabilities in accordance with IAS 32 and will be subject to ongoing mark-to-market adjustments through the consolidated statement of profit or loss and other comprehensive income or loss. The OACB warrants had a fair value of $12.9 million as of 30 June 2023 and $10.2 million at 31 December 2022. The fair value of the warrants was derived from the publicly quoted trading price at the valuation date.

It is management’s estimate that the carrying amounts of financial assets and financial liabilities carried at amortized cost approximate their fair value, with the exception of the Senior Bonds, Aztiq Convertible Bond, Mitsui Convertible Bond, Shinhan Convertible Bond and other Convertible Bonds, since any applicable interest receivable or payable is either close to current market rates or the instruments are short-term in nature. Differences between the fair values and carrying amounts of these borrowings as of 30 June 2023 and 31 December 2022 are identified as follows:

	30 June 2023
	Carrying amount	Fair value
Senior Bonds	540,189	546,510
Aztiq Convertible Bond	13,798	14,721
Mitsui Convertible Bond	54,134	57,755
Shinhan Convertible Bond	5,026	5,362
Convertible Bonds	51,211	73,822
	664,358	698,170

	31 December 2022
	Carrying amount	Fair value
Senior Bonds	530,506	535,167
Aztiq Convertible Bond	65,793	65,772
Convertible Bonds	32,441	52,463
	628,740	653,402

Fair value measurements

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured to fair value on a recurring basis as of 30 June 2023 (in thousands):

		30 June 2023
	Level 1	Level 2	Level 3	Total
Senior Bond Warrant liabilities	-	-	12,838	12,838
Tranche A Conversion Feature	-	-	23,355	23,355
Predecessor Earn Out Shares	-	176,700	-	176,700
OACB Earn Out Shares	-	3,300	-	3,300
OACB Warrant liabilities	12,853	-	-	12,853
	12,853	180,000	36,193	229,046

The Group did not recognize any transfers of assets or liabilities between levels of the fair value hierarchy during the six-month period ended 30 June 2023.

On 16 November 2022, the Group amended and upsized the outstanding bonds by $70.0 million. The amended bond agreement of the Senior Bonds resulted in, among other things, an increase in the interest rate, resulting in a range from 10.75% to 12.0% depending on the occurrence of certain events, as defined by the terms of the agreement. The Group accounted for this interest rate feature (the “Senior Bond Interest Rate Feature”) as an embedded derivative, classified as an other current asset in the consolidated statement of financial position as of 31 December 2022. Since the conditions to adjust the coupon rate have not been met as of 31 March 2023 per the terms of the agreement, the interest rate on the Senior Bonds is now fixed and the embedded derivative previously recorded has been extinguished during the six-month period ended 30 June 2023, resulting in a loss on extinguishment of $0.9 million recorded in finance costs.

Senior Bond Warrants

The fair value of the Senior Bond Warrants was determined using the Finnerty model along with the publicly quoted trading price of Ordinary Shares and probability of the contingent events occurring at the valuation date. Probabilities associated with the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date. As of 30 June 2023, the Company had 1,718,845 warrants with an exercise price of $0.01, representing the 1.5% tranche of Senior Bond Warrants (see Note 16 for further information).

Tranche A Conversion Feature

The fair value of the Tranche A Conversion Feature was determined using a lattice model that incorporated inputs and assumptions as further described below. The inputs and assumptions associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date. The following table presents the assumptions and inputs that were used for the model in valuing the Tranche A Conversion Feature:

	30 June 2023	31 December 2022
Stock Price	$7.74	$10.00
Conversion Price	$10.00	$10.00
Volatility rate	52.5%	45.0%
Risk-free interest rate	4.7%	4.2%
Dividend yield	0.0%	0.0%
Risk yield	16.5%	19.3%

Predecessor Earn Out Shares

The fair value of the Predecessor Earn Out Shares was determined using Monte Carlo analysis that incorporated inputs and assumptions as further described below. The inputs and assumptions associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date.

The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	30 June 2023	31 December 2022
Number of shares	38,330,000	38,330,000
Share price	$7.74	$10.00
Volatility rate	50.0%	45.0%
Risk-free interest rate	4.32%	4.05%

OACB Earn Out Shares

The fair value of the OACB Earn Out Shares was determined using a Monte Carlo analysis that incorporated inputs and assumptions as further described below. Assumptions and inputs associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date.

The following table presents the assumptions and inputs that were used for the model in valuing the OACB Earn Out Shares:

	30 June 2023	31 December 2022
Number of shares	625,000	1,250,000
Share price	$7.74	$10.00
Volatility rate	50.0%	45.0%
Risk-free interest rate	4.32%	4.05%

The number of shares is based on the shares granted as part of the Business Combination Agreement. The stock price is based on Company’s stock price at the valuation date. The volatility rate is based on historical data from a peer group of public companies with an enterprise value between $500 million and $5 billion. The risk-free interest rate is based on U.S. treasury yields corresponding to the expected life input into the pricing model.

OACB Warrants

The fair value of the warrant liabilities was determined using the public trading price of the warrants. The public trading price of the warrants was $1.24 at 30 June 2023.